Income Taxes (Provision for Income Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current		$ 219	$ 951	$ 546
Deferred		1,524	793	859
Enactment of federal tax reform	$ 1,136	1,136
Total provision for income taxes		$ 2,879	$ 1,744	$ 1,405